Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 87,000	$ 347,599
2017	292,000	292,245
2018	242,000	241,894
2019	241,000	241,275
2020	248,000	247,726
Thereafter	277,000	276,563
Total future minimum contractual lease payments	$ 1,387,000	$ 1,647,302